Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Sept 2019) - USD ($)	Common Stock	Additional Paid-In Capital	Subscription Receivable	Shares to be Issued Common Shares	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2016	34,574,706
Beginning balance, value at Dec. 31, 2016	$ 34,575	$ 1,371,618			$ (1,352,433)	$ 53,760
Net loss					(626,361)	(626,361)
Ending balance, shares at Dec. 31, 2017	34,574,706
Ending balance, value at Dec. 31, 2017	$ 34,575	1,871,618	$ 0	$ 0	(1,978,794)	(72,601)
Common stock issued for cash, shares	5,647,780
Common stock issued for cash, value	$ 5,648	9,877,969				9,883,617
Common stock issued for services, shares	262,691
Common stock issued for services, value	$ 263	469,114		(429,377)		40,000
Common stock issued for conversion of convertible debt and accrued interest, shares	313,686
Common stock issued for conversion of convertible debt and accrued interest, value	$ 313	548,639				548,949
Common stock issued for subscription receivable, shares	108,147
Common stock issued for subscription receivable, value	$ 108	189,149	(189,257)			0
Common Stock to be issued for services, value				457,377		457,377
Net loss					(1,641,641)	(1,641,641)
Ending balance, shares at Sep. 30, 2018	40,907,010
Ending balance, value at Sep. 30, 2018	$ 40,907	12,956,486	(189,257)	28,000	(3,620,435)	9,215,701
Beginning balance, shares at Dec. 31, 2017	34,574,706
Beginning balance, value at Dec. 31, 2017	$ 34,575	1,871,618	0	0	(1,978,794)	(72,601)
Common stock issued for cash, shares	5,755,927
Common stock issued for cash, value	$ 5,756	10,067,116				10,072,872
Net loss					(2,024,664)	(2,024,664)
Ending balance, shares at Dec. 31, 2018	40,907,010
Ending balance, value at Dec. 31, 2018	$ 40,907	12,956,486	0	72,000	(4,003,458)	9,065,935
Beginning balance, shares at Jun. 30, 2018	40,644,319
Beginning balance, value at Jun. 30, 2018	$ 40,644	12,487,370	(6,267,360)	457,377	(3,277,905)	3,440,126
Common stock issued for cash, shares	3,473,181
Common stock issued for cash, value	$ 3,473	6,074,632				6,078,105
Common stock issued for services, shares	262,691
Common stock issued for services, value	$ 263	469,114		(429,377)		40,000
Common stock issued for subscription receivable, shares	(3,473,181)
Common stock issued for subscription receivable, value	$ (3,473)	(6,074,630)	6,078,103
Net loss					(342,530)	(342,530)
Ending balance, shares at Sep. 30, 2018	40,907,010
Ending balance, value at Sep. 30, 2018	$ 40,907	12,956,486	(189,257)	28,000	(3,620,435)	9,215,701
Beginning balance, shares at Dec. 31, 2018	40,907,010
Beginning balance, value at Dec. 31, 2018	$ 40,907	12,956,486	0	72,000	(4,003,458)	9,065,935
Common stock issued for services, shares	13,445
Common stock issued for services, value	$ 13	96,496		(96,509)		0
Stock options issued for services		172,900				172,900
Common Stock to be issued for services, value				59,964		59,964
Shares issued for acquisition, shares	39,286
Shares issued for acquisition, value	$ 39	290,677				290,716
Net loss					(1,820,002)	(1,820,002)
Ending balance, shares at Sep. 30, 2019	40,959,741
Ending balance, value at Sep. 30, 2019	$ 40,959	13,516,559	0	35,455	(5,823,460)	7,769,513
Beginning balance, shares at Jun. 30, 2019	40,959,741
Beginning balance, value at Jun. 30, 2019	$ 40,959	13,343,659	0	23,491	(4,940,785)	8,467,324
Stock options issued for services		172,900				172,900
Common Stock to be issued for services, value				11,964		11,964
Net loss					(882,675)	(882,675)
Ending balance, shares at Sep. 30, 2019	40,959,741
Ending balance, value at Sep. 30, 2019	$ 40,959	$ 13,516,559	$ 0	$ 35,455	$ (5,823,460)	$ 7,769,513